EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Schedule of weighted average number of share
In Thousands of Shares
Description	2022	2021	2020
Issued common share at January 1	85,546	77,961	71,218
Effect of shares issued	3,837	4,015	2,605
Weighted average number of common shares outstanding at December 31	89,383	81,976	73,823